Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

8. PROPERTY AND EQUIPMENT

Property and equipment and the changes in property, equipment and accumulated depreciation for the years ended December 31, 2023 and 2022 are provided as follows:

	Laboratory equipment	Office equipment	Construction in progress	Total
Cost
Balance at December 31, 2021	$78,691	$11,697	$-	$90,388
Additions	496,077	162,405	-	658,482
Disposal/reclasses	-	-	-	-
Effects of currency translation	4,403	2,245	-	6,648
Balance at December 31, 2022	$579,171	$176,347	$-	$755,518
Additions	932,125	236,427	58,722	1,227,274
Disposal/reclasses	(51,509)	10,619	-	(40,890)
Effects of currency translation	34,945	(4,713)	1,207	31,439
Balance at December 31, 2023	$1,494,732	$418,680	$59,929	$1,973,341

Accumulated depreciation
Balance at December 31, 2021	$44,787	$7,717	$-	$52,504
Depreciation	34,977	8,563	-	43,540
Disposal/reclasses	-	-	-	-
Effects of currency translation	(1,931)	(287)	-	(2,218)
Balance at December 31, 2022	$77,833	$15,993	$-	$93,826
Depreciation	137,996	64,987	-	202,983
Disposal/reclasses	(36,039)	4,013	-	(32,026)
Effects of currency translation	4,359	1,882	-	6,241
Balance at December 31, 2023	$184,149	$86,875	$-	$271,024

Net book value at December 31, 2022	$501,338	$160,354	$-	$661,692
Net book value at December 31, 2023	$1,310,583	$331,805	$59,929	$1,702,317

For the year ended December 31, 2023, 2022 and 2021, the Company recorded deprecation of $202,983, $43,540 and $6,573, respectively.

During 2023, we have begun the expansion of our clinical laboratory in our headquarters facility. Expenditures related to that lab expansion are included in Construction in progress.

As of December 31, 2023 and 2022, management assessed that there were no events or changes in circumstances that would require impairment testing of its fixed assets.